Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Schedule of Real Estate Owned	SUMMARY OF REAL ESTATE OWNED

December 31,	2013	2012
Commercial properties	$1,227	$5,382
Residential properties	1,276	696
Bank properties	—	1,395

Total	$2,503	$7,473

Summary of Real Estate Owned Activity

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2013	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$5,382	$696	$1,395	$7,473
Transfers into real estate owned	2,477	1,373	—	3,850
Sale of real estate owned	(6,628)	(722)	(1,395)	(8,745)
Write down of real estate owned	(4)	(71)	—	(75)

Balance, end of year	$1,227	$1,276	$—	$2,503

Summary of Real Estate Owned Expenses, Net

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2013	2012	2011
Net loss (gain) on sales of real estate	$1,209	$345	$(26)
Write-down of real estate owned	75	1,433	667
Operating expenses, net of rental income	986	580	545

Total	$2,270	$2,358	$1,186